UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22951

 NAME OF REGISTRANT:                     FundX Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 101 Montgomery Street, Suite
                                         2400
                                         San Francisco, CA 94104

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeff Smith
                                         101 Montgomery Street, Suite
                                         2400
                                         San Francisco, CA 94104

 REGISTRANT'S TELEPHONE NUMBER:          415-248-8371

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

FundX Aggressive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Conservative Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE MUTUAL FUNDS TRUST                                                              Agenda Number:  934864605
--------------------------------------------------------------------------------------------------------------------------
        Security:  277911491
    Meeting Type:  Special
    Meeting Date:  20-Sep-2018
          Ticker:  EIBLX
            ISIN:  US2779114915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark R. Fetting                                           Mgmt          For                            For
       Keith Quinton                                             Mgmt          For                            For
       Marcus L. Smith                                           Mgmt          For                            For
       Susan J. Sutherland                                       Mgmt          For                            For
       Scott E. Wennerholm                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE MUTUAL FUNDS TRUST                                                              Agenda Number:  934864605
--------------------------------------------------------------------------------------------------------------------------
        Security:  277923637
    Meeting Type:  Special
    Meeting Date:  20-Sep-2018
          Ticker:  EIFAX
            ISIN:  US2779236379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark R. Fetting                                           Mgmt          For                            For
       Keith Quinton                                             Mgmt          For                            For
       Marcus L. Smith                                           Mgmt          For                            For
       Susan J. Sutherland                                       Mgmt          For                            For
       Scott E. Wennerholm                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE BLUE CHIP GROWTH FUND, INC                                                    Agenda Number:  934816111
--------------------------------------------------------------------------------------------------------------------------
        Security:  77954Q106
    Meeting Type:  Special
    Meeting Date:  25-Jul-2018
          Ticker:  TRBCX
            ISIN:  US77954Q1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Teresa Bryce Bazemore                                     Mgmt          For                            For
       Ronald J. Daniels                                         Mgmt          For                            For
       David Oestreicher                                         Mgmt          For                            For
       Robert W. Sharps                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE GROWTH STOCK FUND, INC.                                                       Agenda Number:  934816111
--------------------------------------------------------------------------------------------------------------------------
        Security:  741479109
    Meeting Type:  Special
    Meeting Date:  25-Jul-2018
          Ticker:  PRGFX
            ISIN:  US7414791092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Teresa Bryce Bazemore                                     Mgmt          For                            For
       Ronald J. Daniels                                         Mgmt          For                            For
       David Oestreicher                                         Mgmt          For                            For
       Robert W. Sharps                                          Mgmt          For                            For



FundX Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE MUTUAL FUNDS TRUST                                                              Agenda Number:  934864605
--------------------------------------------------------------------------------------------------------------------------
        Security:  277911491
    Meeting Type:  Special
    Meeting Date:  20-Sep-2018
          Ticker:  EIBLX
            ISIN:  US2779114915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark R. Fetting                                           Mgmt          For                            For
       Keith Quinton                                             Mgmt          For                            For
       Marcus L. Smith                                           Mgmt          For                            For
       Susan J. Sutherland                                       Mgmt          For                            For
       Scott E. Wennerholm                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE MUTUAL FUNDS TRUST                                                              Agenda Number:  934864605
--------------------------------------------------------------------------------------------------------------------------
        Security:  277923637
    Meeting Type:  Special
    Meeting Date:  20-Sep-2018
          Ticker:  EIFAX
            ISIN:  US2779236379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark R. Fetting                                           Mgmt          For                            For
       Keith Quinton                                             Mgmt          For                            For
       Marcus L. Smith                                           Mgmt          For                            For
       Susan J. Sutherland                                       Mgmt          For                            For
       Scott E. Wennerholm                                       Mgmt          For                            For



FundX Sustainable Impact Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND                                                     Agenda Number:  934873123
--------------------------------------------------------------------------------------------------------------------------
        Security:  01877C408
    Meeting Type:  Special
    Meeting Date:  18-Dec-2018
          Ticker:  APGYX
            ISIN:  US01877C4087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Michael J. Downey                                         Mgmt          For                            For
       William H. Foulk, Jr.                                     Mgmt          For                            For
       Nancy P. Jacklin                                          Mgmt          For                            For
       Robert M. Keith                                           Mgmt          For                            For
       Carol C. McMullen                                         Mgmt          For                            For
       Garry L. Moody                                            Mgmt          For                            For
       Marshall C. Turner, Jr.                                   Mgmt          For                            For
       Earl D. Weiner                                            Mgmt          For                            For

2.     To approve the new investment advisory                    Mgmt          For                            For
       agreements for the Funds with
       AllianceBernstein L.P.



FundX Tactical Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE BLUE CHIP GROWTH FUND, INC                                                    Agenda Number:  934816111
--------------------------------------------------------------------------------------------------------------------------
        Security:  77954Q106
    Meeting Type:  Special
    Meeting Date:  25-Jul-2018
          Ticker:  TRBCX
            ISIN:  US77954Q1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Teresa Bryce Bazemore                                     Mgmt          For                            For
       Ronald J. Daniels                                         Mgmt          For                            For
       David Oestreicher                                         Mgmt          For                            For
       Robert W. Sharps                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE GROWTH STOCK FUND, INC.                                                       Agenda Number:  934816111
--------------------------------------------------------------------------------------------------------------------------
        Security:  741479109
    Meeting Type:  Special
    Meeting Date:  25-Jul-2018
          Ticker:  PRGFX
            ISIN:  US7414791092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Teresa Bryce Bazemore                                     Mgmt          For                            For
       Ronald J. Daniels                                         Mgmt          For                            For
       David Oestreicher                                         Mgmt          For                            For
       Robert W. Sharps                                          Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FundX Investment Trust
By (Signature)       /s/ Jeff Smith
Name                 Jeff Smith
Title                President
Date                 08/01/2019